Assets/Liabilities for Insurance Contracts and Reinsurance Contracts - Assets and Liabilities Related to Insurance Contracts (Detail) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	$ 9,821,667	$ 3,495,903
Insurance Contracts Liabilities	(105,700,532)	(4,068,201)
Reinsurance Contract Assets	28,616,023	98,766
Reinsurance Contracts Liabilities	(2,163,638)	0
Insurance contracts
Disclosure of types of insurance contracts [line items]
Insurance Contract Assets	9,821,667	3,495,903
Insurance Contracts Liabilities	(105,700,532)	(4,068,201)
Liabilities for remaining coverage	19,818,148	3,170,130
Liabilities for incurred claims	(115,697,013)	(3,742,428)
Insurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(1,835,452)	(2,258,020)
Liabilities for incurred claims	(113,944,858)	(3,530,506)
Insurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(86,981)	(29,048)
Liabilities for incurred claims	(1,752,155)	(211,922)
Insurance contracts | Cost service margin
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	(1,277,382)	(1,674,286)
Insurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	23,017,963	7,131,484
Reinsurance contracts
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	4,320,414	(129,390)
Liabilities for incurred claims	(22,131,971)	(228,156)
Reinsurance Contract Assets	28,616,023	98,766
Reinsurance Contracts Liabilities	(2,163,638)	0
Reinsurance contracts | Estimates of the present value of cash flows
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(22,065,757)	(217,982)
Reinsurance contracts | Risk adjustment
Disclosure of types of insurance contracts [line items]
Liabilities for incurred claims	(66,214)	(10,174)
Reinsurance contracts | Premium reserve - Simplified Model
Disclosure of types of insurance contracts [line items]
Liabilities for remaining coverage	$ 4,320,414	$ (129,390)